Auditors' Remuneration (Details) - Schedule of Auditors' Remuneration for Each of the Years Indicated, the Fees Billed by Grant Thornton Audit Pty Ltd - AUD ($)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Schedule Of Auditors Remuneration For Each Of The Years Indicated The Fees Billed By Grant Thornton Audit Pty Ltd Abstract
Audit and review of financial statements	[1]	$ 241,583	$ 173,631
Assurance services total		241,583	173,631
EMDG grant consulting services		3,000
Consuting service total		$ 3,000

[1]	Audit fees consist of services that would normally be provided in connection with statutory and regulatory filings or engagements, including services that generally only the independent accountant can reasonably provide.